Stockholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2021		Jun. 30, 2021		Dec. 31, 2022		Dec. 31, 2020
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		$ 5,089		$ 4,928		$ 4,753				$ 4,928
Balance		4,967		4,984		4,928		$ 4,753		5,089
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	[1],[2]	(11)
Other comprehensive income (loss) before reclassifications		3	[1]							(13)	[2]
Tax expense (benefit)		(1)	[1]							2	[2]
Other comprehensive income (loss) before reclassifications, net of tax		2	[1]					8	[2]	(11)	[2]	$ 8	[2]
Amounts reclassified from accumulated other comprehensive income, net of tax	[2]
Net current period other comprehensive income, net of tax		2	[1]							(11)	[2]
Balance		(9)								(11)	[1],[2]
Balance	[2]					13		5				(3)
Net current period other comprehensive income, net of tax	[2]							8				8
Balance	[2]							13				5
Interest Rate Swaps
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		106	[3]	8	[4]					8	[4]
Other comprehensive income (loss) before reclassifications		(7)	[3]			9	[4]			125	[4]
Tax expense (benefit)		7	[3]			(2)	[4]			(8)	[4]
Other comprehensive income (loss) before reclassifications, net of tax	[4]					7		9		117		(47)
Amounts reclassified from accumulated other comprehensive income		(16)	[3]			1	[4]			(19)	[4]
Amounts reclassified from accumulated other comprehensive income, net of tax		(16)	[3]			1	[4]	14	[4]	(19)	[4]	22	[4]
Net current period other comprehensive income, net of tax		(16)	[3]			8	[4]			98	[4]
Balance		90	[3]			8	[4]			106	[3]
Balance	[4]					(24)		(47)				(22)
Net current period other comprehensive income, net of tax	[4]							23				(25)
Balance	[4]							(24)				(47)
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		95		8						8
Other comprehensive income (loss) before reclassifications		(4)				9				112
Tax expense (benefit)		6				(2)				(6)
Other comprehensive income (loss) before reclassifications, net of tax				2		7		17		106		(39)
Amounts reclassified from accumulated other comprehensive income		(16)				1				(19)
Amounts reclassified from accumulated other comprehensive income, net of tax		(16)				1		14		(19)		22
Net current period other comprehensive income, net of tax		14				8				87
Balance		$ 81		$ 44		8				$ 95
Balance						$ (11)		(42)				(25)
Net current period other comprehensive income, net of tax								31				(17)
Balance								$ (11)				$ (42)

[1]	Foreign currency translation adjustments did not include any losses related to intercompany loans that have been designated long-term investment nature.
[2]	Foreign currency translation adjustments include $6 million losses related to intercompany loans that have been designated long-term investment nature.
[3]	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.
[4]	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.